Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Reportable Segments
Information regarding the Company’s current reportable segments is as follows (in millions):

	Revenue
	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Employer Solutions
Recurring	$669	$570
Project	54	53

Total Employer Solutions	723	623
Professional Services
Recurring	33	30
Project	65	60

Total Professional Services	98	90
Total Reportable Segments	821	713
Other	10	12

Total revenue	$831	$725

There was no single client who accounted for more than 10% of the Company’s revenues in any of the periods presented.

	Segment Profit
	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Employer Solutions	$238	$204
Professional Services	19	19

Total Gross Profit	257	223
Selling, general and administrative	185	140
Depreciation and intangible amortization	85	85

Operating Income (Loss)	(13)	(2)
(Gain) Loss from change in fair value of financial instruments	25	(13)
(Gain) Loss from change in fair value of tax receivable agreement	8	(5)
Interest expense	33	29
Other (income) expense, net	3	(1)

Income (Loss) Before Taxes	$(82)	$(12)

Recast of Segment Information
As a result of the Company’s segment changes noted above, the Company recast its segment revenues and profit measure to conform to current year presentation for the three and six months ended June 30, 2022, the three and nine months ended September 30, 2022 and for the fiscal year ended December 31, 2022.

	Revenue
	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022	Twelve Months Ended December 31, 2022
Employer Solutions:
Recurring	$559	$1,129	$583	$1,712	$2,467
Project	55	108	62	170	251

Total Employer Solutions	614	1,237	645	1,882	2,718
Professional Services:
Recurring	32	62	32	94	128
Project	59	119	63	182	243

Total Professional Services	91	181	95	276	371
Total Reportable Segments	705	1,418	740	2,158	3,089
Other	10	22	10	32	43

Total	$715	$1,440	$750	$2,190	$3,132

	Segment Profit
	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022	Twelve Months Ended December 31, 2022
Employer Solutions	$200	$404	$189	$593	$911
Professional Services	20	39	23	62	86
Other	(1)	(1)	—	(1)	(1)

Total Gross Profit	219	442	212	654	996
Selling, general and administrative	157	297	178	475	671
Depreciation and intangible amortization	85	170	84	254	339

Operating Income (Loss)	(23)	(25)	(50)	(75)	(14)
(Gain) Loss from change in fair value of financial instruments	(50)	(63)	10	(53)	(38)
(Gain) Loss from change in fair value of tax receivable agreement	(38)	(43)	(20)	(63)	(41)
Interest expense	29	58	31	89	122
Other (income) expense, net	(7)	(8)	(6)	(14)	(16)

Income (Loss) Before Taxes	$43	$31	$(65)	$(34)	$(41)

Information regarding the Company’s current reportable segments is as follows (in millions):

	Revenue
	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Employer Solutions
Recurring	$2,467	$1,213	$1,049	$2,051
Project	251	134	107	237

Total Employer Solutions	2,718	1,347	1,156	2,288
Professional Services
Recurring	128	65	60	108
Project	243	121	124	260

Total Professional Services	371	186	184	368
Hosted Business	43	21	21	72

Total	$3,132	$1,554	$1,361	$2,728

	Segment Profit
	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Employer Solutions	$659	$344	$274	$533
Professional Services	1	1	7	31
Hosted Business	(1)	(2)	(3)	—

Total of all reportable segments	659	343	278	564
Share-based compensation	181	67	5	5
Transaction and integration expenses (1)	19	13	—	—
Non-recurring professional expenses (2)	—	19	18	—
Transformation initiatives (3)	—	—	—	8
Restructuring	63	5	9	77
Other (4)	15	(10)	(5)	36
Depreciation	79	31	49	91
Intangible amortization	316	153	100	200

Operating (Loss) Income	(14)	65	102	147
(Gain) Loss from change in fair value of financial instruments	(38)	65	—	—
(Gain) Loss from change in fair value of tax receivable agreement	(41)	(37)	—	—
Interest expense	122	57	123	234
Other (income) expense, net	(16)	3	9	7

Loss Before Income Tax Expense (Benefit)	$(41)	$(23)	$(30)	$(94)

(1)	Transaction and integration expenses related to acquisitions in 2022 and 2021.
(2)	Non-recurring professional expenses includes external advisor and legal costs related to the Company’s Business Combination.
(3)	Transformation initiatives in fiscal year 2020 includes expenses related to enhancing our data center.
(4)
Other primarily includes activity related to long-term incentives and expenses related to acquisitions, offset by Other (income) expense, net which was primarily comprised of contingent consideration earnout activities.

Schedule of Revenue and Long-lived Assets by Geographic Location
Revenue by geographic location is as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended December 31, 2021	Year Ended December 31, 2020
United States	$2,759	$1,358	$1,168	$2,353
Rest of world	373	196	193	375

Total	$3,132	$1,554	$1,361	$2,728

There was no single client who accounted for more than 10% of the Company’s revenues in any of the periods presented.
Long-lived assets, representing Fixed assets, net and Operating lease right of use assets, by geographic location is as follows (in millions):

	Successor
	December 31, 2022	December 31, 2021
United States	$359	$305
Rest of world	47	51

Total	$406	$356